Long-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term borrowings
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank of China		9,900,000	1,561,687	3/17/2022	3/16/2025	4.35%
Agricultural Bank of China		9,950,000	1,569,574	3/18/2022	3/05/2025	4.35%
Agricultural Bank of China		9,850,000	1,553,799	3/18/2022	2/25/2025	4.35%
Agricultural Bank of China		9,900,000	1,561,687	3/18/2022	2/15/2025	4.35%
Agricultural Bank of China		6,600,000	1,041,124	3/31/2022	3/25/2025	4.35%
Total	RMB	46,200,000	$7,287,871